Consolidated statement of income - PEN (S/) shares in Thousands, S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Interest and similar income	S/ 4,605,625	S/ 4,664,967	S/ 4,847,216
Interest and similar expenses	(1,057,937)	(1,192,284)	(1,423,963)
Net interest and similar income	3,547,688	3,472,683	3,423,253
Impairment loss on loans, net of recoveries	(381,577)	(2,393,944)	(750,811)
Recovery (loss) due to impairment of financial investments	30,898	(32,904)	(6,790)
Net interest and similar income after impairment loss	3,197,009	1,045,835	2,665,652
Fee income from financial services, net	823,808	723,500	925,885
Net gain on foreign exchange transactions	423,022	318,422	201,352
Net gain on sale of financial investments	288,923	185,383	112,215
Net gain from derecognition of financial assets at amortized cost		0	8,474
Net gain on financial assets at fair value through profit or loss	24,800	165,883	103,210
Net gain on investment property	79,399	44,929	96,168
Other income	89,498	62,117	70,660
Other operating income	1,729,450	1,500,234	1,517,964
Insurance premiums and claims
Net premiums earned	645,267	514,981	420,633
Net claims and benefits incurred for life insurance contracts and others	(917,346)	(794,051)	(700,264)
Insurance expense	(272,079)	(279,070)	(279,631)
Other expenses
Salaries and employee benefits	(807,382)	(749,246)	(798,774)
Administrative expenses	(965,505)	(748,617)	(786,362)
Depreciation and amortization	(279,690)	(268,750)	(262,015)
Other expense	(210,192)	(144,047)	(131,163)
Operating expense	(2,262,769)	(1,910,660)	(1,978,314)
Income before translation result and Income Tax	2,391,611	356,339	1,925,671
Translation result	(89,320)	(45,723)	17,770
Income Tax	(502,112)	72,933	(493,326)
Net profit for the year	1,800,179	383,549	1,450,115
Attributable to:
IFS's shareholders	1,790,155	383,259	1,441,258
Non-controlling interest	10,024	290	8,857
Net profit for the year	S/ 1,800,179	S/ 383,549	S/ 1,450,115
Earnings per share attributable to IFS's shareholders basic and diluted (stated in Soles)	S/ 15.510	S/ 3.320	S/ 12.778
Weighted average number of outstanding shares (in thousands)	115,419	115,447	112,789